First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 119.1%
	Aerospace & Defense – 3.0%
827,061	BAE Systems PLC (b)	$5,313,884
	Air Freight & Logistics – 0.8%
201,130	bpost S.A. (b)	1,417,999
	Auto Components – 2.2%
45,459	Cie Generale des Etablissements Michelin SCA (b)	3,981,521
	Banks – 3.7%
111,666	BAWAG Group AG (b) (c) (d)	3,114,952
39,375	BNP Paribas S.A. (b)	1,149,562
482,760	ING Groep N.V. (b)	2,473,709
		6,738,223
	Beverages – 2.6%
123,053	Coca-Cola HBC AG (b)	2,639,030
65,494	Diageo PLC (b)	2,076,783
		4,715,813
	Building Products – 1.8%
134,570	Cie de Saint-Gobain (b)	3,229,066
	Capital Markets – 0.9%
176,214	St. James’s Place PLC (b)	1,645,474
	Commercial Services & Supplies – 2.6%
630,522	Babcock International Group PLC (b)	2,975,752
1,763,586	Prosegur Cash S.A. (b) (c) (d)	1,674,128
		4,649,880
	Construction Materials – 1.0%
50,473	LafargeHolcim Ltd. (b)	1,841,937
	Containers & Packaging – 1.6%
196,923	SIG Combibloc Group AG (b)	2,942,332
	Diversified Financial Services – 2.1%
510,485	Banca Farmafactoring S.p.A. (b) (c) (d)	2,623,695
843,470	M&G PLC (b)	1,173,274
		3,796,969
	Diversified Telecommunication Services – 5.9%
212,521	Deutsche Telekom AG (b)	2,744,802
250,000	Orange S.A. (b)	3,026,865
359,683	Telefonica S.A. (b)	1,636,950
217,798	Telenor ASA (b)	3,183,275
		10,591,892
	Electric Utilities – 5.6%
49,985	Endesa S.A. (b)	1,057,702
365,138	Iberdrola S.A. (b)	3,571,419
344,571	SSE PLC (b)	5,536,930
		10,166,051
	Electrical Equipment – 1.8%
161,450	ABB Ltd. (b)	2,806,169
5,524	Schneider Electric SE (b)	466,905
		3,273,074

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Entertainment – 0.3%
22,287	Vivendi S.A. (b)	$471,223
	Food Products – 6.8%
40,000	Danone S.A. (b)	2,559,929
56,816	Mowi ASA (b)	859,027
85,855	Nestle S.A. (b)	8,788,787
		12,207,743
	Hotels, Restaurants & Leisure – 1.4%
38,587	Sodexo S.A. (b)	2,591,319
	Household Products – 7.4%
63,319	Henkel AG & Co., KGaA (Preference Shares) (b)	5,064,357
108,759	Reckitt Benckiser Group PLC (b)	8,284,781
		13,349,138
	Industrial Conglomerates – 2.0%
42,625	Siemens AG (b)	3,569,209
	Insurance – 8.3%
18,732	Allianz SE (b)	3,190,014
150,747	AXA S.A. (b)	2,552,440
77,181	NN Group N.V. (b)	2,097,452
142,954	Prudential PLC (b)	1,791,192
15,194	Zurich Insurance Group AG (b)	5,337,753
		14,968,851
	Machinery – 2.7%
258,971	OC Oerlikon Corp. AG (b)	2,050,473
208,707	SKF AB, Class B (b)	2,844,085
		4,894,558
	Media – 1.2%
600,287	Mediaset Espana Comunicacion S.A. (b)	2,191,889
	Metals & Mining – 2.0%
202,168	Anglo American PLC (b)	3,542,713
	Multi-Utilities – 6.0%
651,785	National Grid PLC (b)	7,615,636
146,809	Veolia Environnement S.A. (b)	3,100,735
		10,716,371
	Oil, Gas & Consumable Fuels – 5.5%
365,405	Repsol S.A. (b)	3,259,873
177,646	Royal Dutch Shell PLC, Class A (b)	3,080,551
94,735	TOTAL S.A. (b)	3,569,502
		9,909,926
	Paper & Forest Products – 2.1%
137,603	UPM-Kymmene OYJ (b)	3,752,012
	Personal Products – 2.9%
104,620	Unilever N.V. (b)	5,142,207
	Pharmaceuticals – 18.4%
356,087	GlaxoSmithKline PLC (b)	6,681,675
86,845	Novartis AG (b)	7,164,612
103,443	Novo Nordisk A.S., Class B (b)	6,177,212
16,951	Roche Holding AG (b)	5,453,849

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Pharmaceuticals (Continued)
88,365	Sanofi (b)	$7,650,192
		33,127,540
	Professional Services – 4.9%
68,109	Adecco Group AG (b)	2,683,946
98,445	Bureau Veritas S.A.(b)	1,855,580
1,868	SGS S.A. (b)	4,308,494
		8,848,020
	Semiconductors & Semiconductor Equipment – 2.4%
90,021	BE Semiconductor Industries N.V. (b)	2,757,060
112,552	Infineon Technologies AG (b)	1,624,774
		4,381,834
	Software – 1.2%
18,874	SAP SE (b)	2,107,244
	Tobacco – 4.9%
91,186	British American Tobacco PLC (b)	3,106,275
304,771	Imperial Brands PLC (b)	5,624,654
		8,730,929
	Wireless Telecommunication Services – 3.1%
4,035,972	Vodafone Group PLC (b)	5,583,544
	Total Common Stocks	214,390,385
	(Cost $290,926,533)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.4%
	Equity Real Estate Investment Trusts – 3.4%
1,107,517	British Land (The) Co., PLC (b)	4,618,554
159,462	Eurocommercial Properties N.V. (b)	1,539,999
	Total Real Estate Investment Trusts	6,158,553
	(Cost $18,253,693)
	Total Investments – 122.5%	220,548,938
	(Cost $309,180,226) (e)

Number of Contracts	Description	Notional Amount	Exercise Price (Euro)	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.7)%
(530)	EURO STOXX 50 Index	$(16,290,453)	€3,850.00	Apr 2020	(1,754)
(520)	EURO STOXX 50 Index	(15,983,086)	3,850.00	May 2020	(1,147)
(470)	EURO STOXX 50 Index	(14,446,251)	2,825.00	Jun 2020	(793,095)
(440)	EURO STOXX 50 Index	(13,524,150)	3,000.00	Jul 2020	(446,211)
	Total Call Options Written				(1,242,207)
	(Premiums received $1,336,308)
Outstanding Loans – (26.3)%	(47,446,867)
Net Other Assets and Liabilities – 4.5%	8,245,604
Net Assets – 100.0%	$180,105,468

(a)	All or a portion of these securities are available to serve as collateral for the outstanding loans and call options written.

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $220,548,938 or 122.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,644,452 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $91,181,639. The net unrealized depreciation was $88,537,187. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 214,390,385	$ —	$ 214,390,385	$ —
Real Estate Investment Trusts*	6,158,553	—	6,158,553	—
Total Investments	$ 220,548,938	$—	$ 220,548,938	$—
LIABILITIES TABLE
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (1,242,207)	$ —	$ (1,242,207)	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Euro	43.5%
British Pound Sterling	30.9
Swiss Franc	19.7
Danish Krone	2.8
Norwegian Krone	1.8
Swedish Krona	1.3
Total	100.0%
Country Allocation(†)	% of Total Investments
United Kingdom	31.1%
Switzerland	20.9
France	16.4
Germany	8.3
Netherlands	6.4
Spain	6.1
Denmark	2.8
Norway	1.8
Finland	1.7
Austria	1.4
Sweden	1.3
Italy	1.2
Belgium	0.6
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.